Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
	December 31,	December 31,
	2011	2010
	(in thousands)
Opening goodwill	$175,860	$173,568
Current period acquisitions	83,656	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(6,123)	(3,752)
Closing goodwill	$253,393	$175,860

Firecrest Clinical Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$68,491

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

Oxford Outcomes Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51

Timaq Medical Imaging
Schedule of Assets Acquired and Liabilities Assumed
 The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Timaq Medical Imaging acquisition if completed on January 1, 2009 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2009 and December 31, 2010 as follows:

	Year Ended
	December 31,
	2010	2009
	(in thousands)
Net revenue	$900,370	$888,929
Net income	$86,594	$93,332
Basic earnings per share	$1.45	$1.59
Diluted earnings per share	$1.43	$1.56

Healthcare Discoveries Inc
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

February, 11
2008
(in thousands)
Property, plant and equipment	$327
Intangible assets	2,890
Goodwill	12,424
Cash	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$14,270